Reverse Recapitalization (Details) - Schedule of Business Combination to the Consolidated Statements of Cash Flow and the Consolidated Statement of Changes in Stockholders’ Deficit - Business Combination [Member]
Dec. 31, 2023 USD ($)
Schedule of Business Combination of Consolidated Statements of Cash Flow and Stockholders’ Deficit [Line Items]
Cash-trust and cash, net of redemptions	$ 2,714,091
Less: transaction costs, promissory note and professional fees, paid	(7,350,088)
Proceeds from Sponsor PIPE investment	15,000,000
Net proceeds from the Business Combination	10,364,003
Less: liabilities assumed	(12,041,288)
Reverse recapitalization, net	$ (1,677,285)